Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Receivables
U.S. Government contracts billed receivables	$ 241,701	$ 189,471
Commercial and other billed receivables	215,653	227,579
U.S. Government contracts unbilled receivables	447,572	432,342
Commercial and other unbilled receivables	135,877	105,640
Less allowance for doubtful accounts	(11,648)	(9,421)
Net receivables	1,029,155	945,611
Progress payments
Customer progress payment received	461,743	441,159
Unbilled receivables
Long-term unbilled receivables, relating to commercial aerospace programs	312,843	188,935
Period within which unbilled receivables are expected to be billable and collectible (in years)	1
Allowance for doubtful accounts
Reconciliation of the changes in ATL's allowance for doubtful accounts
Balance at the beginning of the year	9,421	9,848
Expenses	5,317	5,432
Write-offs	(377)	(201)
Reversals and other adjustments	(2,713)	(5,658)
Balance at the end of the year	$ 11,648	$ 9,421